Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended
	Feb. 06, 2018	Mar. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advances from shareholders		$ 429,000	$ 874,000
Advances from shareholders		95,000
VR Global SDN. BHD. [Member]
Related Party Transaction [Line Items]
Advances from shareholders		429,000	$ 874,000
Advances from shareholders		403,000
Management fee		$ 85,000
Percentage of management fee on total expenses		3.00%
Repayment of debt		$ 133,000
Number of shares issued for payments	1,333,333
Number of shares issued for payments, value	$ 800,000
Officer [Member] | US VR Global.com Inc. [Member]
Related Party Transaction [Line Items]
Advances from shareholders		95,000
Advances from shareholders		$ 97,000